Annual Total Returns [BarChart] - Core Bond Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	5.68%
Annual Return 2012	9.74%
Annual Return 2013	(0.79%)
Annual Return 2014	3.62%
Annual Return 2015	0.44%
Annual Return 2016	2.53%
Annual Return 2017	2.91%
Annual Return 2018	(0.75%)
Annual Return 2019	8.18%
Annual Return 2020	8.67%